BENEFICIAL CONVERSION FEATURES OF SERIES E PREFERRED SHARES	12 Months Ended
Mar. 31, 2013
Equity [Abstract]
Preferred Stock [Text Block]
NOTE 17 -	BENEFICIAL CONVERSION FEATURES OF SERIES E PREFERRED SHARES

The Series E Preferred shares include an option, exercisable from the issuance date, to convert to common shares at prices which were less than the market price of the Company’s Common Stock on the date such Series E Preferred shares were issued. The difference between the share price and option price represents a beneficial conversion feature existing on the issue date.

In accordance with GAAP, the beneficial conversion feature was valued separately and allocated to additional paid in capital. The valuations were calculated using the relative fair value method allocating the proceeds from each issuance of the Series E Preferred shares to the conversion option and detachable warrants, if such warrants were included with an issuance.

The beneficial conversion option is then required to be recognized as a discount and amortized over a period that begins on the date of issuance and ends on the earliest conversion date. As the conversion options were exercisable on their issue date, the full value assigned to the conversion option was immediately amortized and charged to interest expense.

During Fiscal 2013, the Company issued a total of 437.5 shares of Series E Preferred Stock which included a conversion option at a price that was less than the market price of the Company’s Common Stock on the date of issuance of the Series E Preferred Stock.

The valuation of the beneficial conversion feature, and detachable warrants, where applicable, for Series E Preferred Share issuances during Fiscal 2013 and Fiscal 2012 is summarized as follows:

	Fiscal 2013	Fiscal 2012
Series E Shares Issued	437.5	250
Detachable Warrants Issued	—	—
Gross Proceeds Received	$437,500	$250,000

Gross Valuation of Warrants Issued	—	—
Gross Valuation of Beneficial Conversion	$437,500	$763,619

Proceeds Allocated to Warrants	—	—
Proceeds Allocated to Beneficial Conversion Feature	$437,500	$250,000
Total Allocation of Proceeds	$437,500	$250,000